Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Operating Revenue
Schedule of operating revenue from time charters and bareboat charters and voyage charters

	2024	2023	2022
Time charters and bareboat charters	$967,095	$963,192	$993,344
Voyage charters	47,015	10,391	—
Total Revenue	$1,014,110	$973,583	$993,344

Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)

Charterer	2024	2023	2022
CMA CGM	20%	23%	26%
MSC	13%	11%	13%
HMM Korea	—	12%	12%

Schedule of operating revenue by geographic location

Operating revenue by geographic location of the customers for the years ended December 31, was as follows (in thousands):

Continent	2024	2023	2022
Australia—Asia	$532,800	$519,759	$482,769
Europe	481,310	453,824	507,293
America	—	—	3,282
Total Revenue	$1,014,110	$973,583	$993,344